Royalty, stream and working interests - Impairments (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Apr. 20, 2021	Jun. 30, 2021	Dec. 31, 2013	Dec. 31, 2020	Dec. 31, 2019
Royalty, stream and working interests
Carrying value		$ 5,222.4		$ 4,632.1	$ 4,797.8
Streams
Royalty, stream and working interests
Carrying value		2,720.8		2,653.6	2,804.0
Recoverable amount		32.7
Streams | Sudbury (McCreedy West)
Royalty, stream and working interests
Impairments			$ 107.9
Impairment reversal amount		0.0
Recoverable amount		32.7
Mining Royalties
Royalty, stream and working interests
Carrying value		$ 931.8		$ 406.9	$ 415.6
Mining Royalties | Agi Dagi
Royalty, stream and working interests
Impairment loss	$ 7.5